Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Allowance for loan losses	$ 25,028,000	$ 14,767,000
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	17,664,951	17,623,706
Treasury stock, common shares	1,766,919	936,164